INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
9. INCOME TAXES

As of December31, 2013 and 2012, the Company had approximately $1,641,000 and $194,000, respectively, of US federal and state net operatingloss (“NOLs”) carryovers available to offset future taxable income, which expire beginning in 2033.

In accordancewith Section 382 of the Internal Revenue Code, deductibility of the Company’s NOLs may be subject to an annual limitationin the event of a change of control. The Company has performed a preliminary evaluation and has determined that a change of controlhas not occurred as of December 31, 2013. The Company is still in the process of filing its tax returns for all periods. Therefore,the Company’s net operating loss carryovers will not be available to offset future taxable income, if any, until the returnsare filed.

The income tax provision (benefit)consists of the following:

	December 31,
	2013	2012
Current
Federal	$–	$–
State	–	–
	–	–
Deferred
Federal	(491,900)	(66,000)
State	(71,500)	(9,700)
	(563,400)	(75,700)
Change in valuation allowance	563,400	75,700
Total income tax provision	$–	$–

A reconciliation of the effectiveincome tax rate and the statutory federal income tax rate is as follows:

	December 31,
	2013	2012
U.S. federal statutory rate	(34.00)%	(34.00)%
State income tax rate, net of federal benefit	(4.95)	(5.00)
Other permanent differences	2.47	–
Less: valuation allowance	36.48	39.00
Provision for income taxes	–%	–%

In assessingthe realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of thedeferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation offuture taxable income during the periods in which temporary differences representing net future deductible amounts became deductible.Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategiesin making this assessment. After consideration of all of the information available, Management believes that significant uncertaintiesexists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.For the year ended December 31, 2013 and 2012, the change in valuation allowance was $563,400 and $75,700.

The tax effects of temporary differencesthat give rise to deferred tax assets are presented below:

	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforward	$639,100	$75,700
Derivative liability	10,421	–
Total deferred tax assets before valuation allowance:	$649,521	$75,700
Valuation allowance	(639,100)	(75,700)
Deferred tax assets, net of valuation allowance	10,421	–

Deferred tax liabilities:
Convertible debt	(10,421)	–
Total deferred tax liabilities	(10,421)	–

Net deferred tax asset (liability)	$–	$–